Shareholder Report, Line Graph (Details) ITGS_MassMutual Short-Duration Bond Fund_Class Y_TSR Annual {Class Y} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 13, 2021	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 10,398	$ 9,397	$ 9,038	$ 10,000	$ 10,992
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,568	8,576	8,521	10,000	$ 9,844
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate 1-3 Year Bond Index
Accumulated Value	$ 10,518	$ 9,809	$ 9,541	$ 10,000	$ 10,954